(Loss) Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(Loss) Earnings Per Share [Abstract]
Net (loss) income attributable to SunEdison Semiconductor Limited	$ (10.5)	$ (79.4)	$ 14.3	$ (14.6)	$ (43.3)	$ 9.3	$ (13.2)	$ (10.5)	$ (90.2)	$ (57.7)	$ 121.3
Weighted Average Number of Shares Outstanding, Basic									41.5	41.5	41.5
Weighted Average Number of Shares Outstanding, Diluted									41.5	41.5	41.5
Basic (loss) earnings per share (see Note 10)	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (1.04)	$ 0.22	$ (0.32)	$ (0.25)	$ (2.17)	$ (1.39)	$ 2.92
Diluted (loss) earnings per share (see Note 10)	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (1.04)	$ 0.22	$ (0.32)	$ (0.25)	$ (2.17)	$ (1.39)	$ 2.92
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1.7
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1.6